Note 28 - Foreign exchange control measures in Argentina	12 Months Ended
Dec. 31, 2022
Foreign exchange rates [abstract]
Note 28 - Foreign exchange control measures in Argentina

28Foreign exchange control measures in Argentina

Beginning in September 2019, the Argentine government has imposed and continues to impose significant restrictions on foreign exchange transactions. Restrictions have tightened significantly over time. The main currently applicable measures are described below:

  Foreign currency proceeds derived from exports of goods must be sold into the Argentine foreign exchange market and converted into Argentine pesos within 60 days (if made to related parties) or 180 days (if made to unrelated parties) from shipment date, or, if collected earlier, within five days of collection.

  Foreign currency proceeds from exports of services must be sold into the Argentine foreign exchange market and converted into Argentine pesos within five business days of collection.

  Access to the Argentine foreign exchange market to pay for imports of services rendered by related parties (including royalties) is generally subject to Argentine Central Bank approval. Effective October 17, 2022, the Argentine Central Bank put in place a new regulation on import of services rendered by non-related parties, pursuant to which the Argentine Central Bank may clear or not the payment of import of services and, if cleared, may determine a payment term equal or different to that being requested. There are no rules on the conditions upon which the Argentine Central Bank may clear or determine alternative payment terms. Effective November 1, 2022, this new regulation replaced previous rules.

  Access to the Argentine foreign exchange market to pay for imports of goods is subject to several restrictions. For example, advance payments or at sight cannot be made, and companies cannot access the official foreign exchange market if they hold cash or investments in excess of $100 thousand. Earlier this year, the Argentine government imposed additional limits to the amount of import payments that could be made by any single company per month or per year; companies that exceed such limits were required to obtain import financing of at least 180 days from the date of nationalization of the goods, except to the extent the goods qualify under a very limited number of exceptions, such as the import of capital goods and certain raw materials. Effective October 17, 2022, the Argentine government implemented a new system, known as the SIRA system, pursuant to which the Argentine government may clear or not the payment of imports and, if cleared, may determine a payment term equal or different to that being requested. There are no objective conditions upon which the Argentine government may clear the payment of imports or determine alternative payment terms under the SIRA system. The exceptions for the import of capital goods and certain raw materials, including many of those used by the Company’s Argentine subsidiaries, still exist under the SIRA system.

  Negotiations with the Argentine authorities to raise the foregoing limits and/or expand the list of exceptions to obtain access to foreign currency to pay for import of goods (including raw materials to manufacture goods in Argentina) are ongoing.

  Access to the Argentine foreign exchange market to pay debt service (principal and interest) for financial debts with related parties requires prior Argentine Central Bank approval, unless the loan proceeds are sold in the Argentine foreign exchange market and converted into Argentine pesos after October 2, 2020, and such debts carry an average life of no less than 2 years.

  Debts with foreign creditors larger than $2 million maturing on or before December 31, 2023, need to be refinanced in at least 60% of outstanding principal and for a minimum period of 2 years.

  Access to the Argentine foreign exchange market to make dividend payments requires prior Argentine Central Bank approval.

When required, Argentine Central Bank approvals are rarely, if ever, granted.

Tenaris’s financial position in Argentine peso as of December 31, 2022, amounted to a net short exposure of approximately $127 million. As of December 31, 2022, the total equity of Argentine subsidiaries represented approximately 10.6% of Tenaris’s total equity and the sales performed by Argentine subsidiaries during the year ended on December 31, 2022, amounted approximately to 20% of Tenaris’s total sales. Assets and liabilities denominated in Argentine peso as of December 31, 2022, have been valued at the prevailing official exchange rates.

Management continues to monitor closely the evolution of the main variables affecting its business, identifying the potential impact thereof on its financial and economic situation and determining the appropriate course of action in each case. The Company’s Consolidated Financial Statements should be read taking into account these circumstances.

This context of volatility and uncertainty remains in place as of the issue date of these Consolidated Financial Statements. If restrictions to access the official foreign exchange market continue to be maintained, or are further tightened, our Argentine subsidiaries could be restricted from making payment of imports for key steelmaking inputs (which would adversely affect their operations), or would need to resort to alternative, more expensive arrangements (which would adversely affect their results of operations).

On August 19, 2022, the Board of Directors of Siderca S.A.I.C., an Argentine subsidiary of the Company, approved the distribution of a dividend in kind of approximately ARS7,394 million paid in Argentine sovereign bonds, which in the Argentine market had a valuation of approximately $54.4 million. Considering that, as a result of the foreign exchange restrictions described above, the value of such bonds in the international market was approximately $24.6 million, the Company recorded a loss of approximately $29.8 million in Other Financial Results.